ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Details)	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Operating expenses:
General and administrative	$ (13,709,129)	¥ (92,004,708)	¥ (130,977,396)	¥ (67,106,052)
Loss from operations	(12,150,171)	(81,542,235)	(72,351,105)	(21,825,771)
Foreign exchange gain (loss)	5,023	33,709	(240,473)	55,870
Net loss	(12,654,016)	(84,923,634)	(89,954,109)	(40,137,374)
Comprehensive loss	(12,654,016)	(84,923,634)	(89,954,109)	(40,137,374)
Parent company
Operating expenses:
General and administrative	(14,639)	(98,241)
Loss from operations	(14,639)	(98,241)
Foreign exchange gain (loss)	12	82
Equity in losses of subsidiaries and consolidated VIEs	(10,899,403)	(73,148,079)	(104,005,422)	(55,383,671)
Net loss	(10,914,030)	(73,246,238)	(104,005,422)	(55,383,671)
Comprehensive loss	$ (10,914,030)	¥ (73,246,238)	¥ (104,005,422)	¥ (55,383,671)